VIA ELECTRONIC TRANSMISSION

                                            March 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC   20549

     Re: Astra Strategic Investment Series (File Nos. 2-19659 and 811-38) Certification Pursuant to Rule 497(j) under the Securities Act of 1933 for Prospectus and Statement of Additional Information for Astra Adjustable U.S. Government Securities Trusts I, I-A, II and IV
______________________________________________________________________________

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), the undersigned, on behalf of Astra Strategic Investment Series (the "Registrant"), hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) with respect to the prospectus and the statement of additional information, each dated February 28, 1997, for the Astra Adjustable U.S. Government Securities Trusts I, I-A, II and IV. The undersigned on behalf of the Registrant hereby certifies that:

     (1) the form of the prospectus and statement of additional information referred to above that would have been filed under Securities Act Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 64 to the Registrant's registration statement on Form N-1A ("Post-Effective Amendment No. 64"), filed on February 28, 1997; and

     (2) Post-Effective Amendment No. 64, which is the Registrant's most recent amendment to its registration statement, has been filed electronically.

                                          Very truly yours,


                                          Astra Strategic Investment Series


                                          By: /s/ John R. Elerding
                                              John R. Elerding
                                              Secretary